Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Other Intangible Assets
8.	Goodwill and Other Intangible Assets

Intangible assets subject to amortization acquired during the year ended December 31, 2015, including those recorded from businesses acquired, totaled ¥113,216 million, which primarily consist of trademarks of ¥42,949 million, software of ¥39,817 million, and patents and developed technology of ¥18,083 million. The weighted average amortization periods for intangible assets in total acquired during the year ended December 31, 2015 are approximately 9 years. The weighted average amortization periods for trademarks, software, and patents and developed technology acquired during the year ended December 31, 2015 are approximately 15 years, 5 years and 7 years, respectively.

Intangible assets subject to amortization acquired during the year ended December 31, 2014, including those recorded from businesses acquired, totaled ¥62,189 million, which primarily consist of software of ¥54,686 million. The weighted average amortization periods for intangible assets in total acquired during the year ended December 31, 2014 are approximately 5 years. The weighted average amortization periods for software acquired during the year ended December 31, 2014 are approximately 4 years.

The components of intangible assets subject to amortization at December 31, 2015 and 2014 were as follows:

	December 31, 2015		December 31, 2014
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	¥308,348	¥181,972	¥312,069	¥185,885
Trademarks	49,861	2,952	10,858	6,137
Patents and developed technology	39,685	16,123	22,371	13,845
Customer relationships	17,159	10,173	53,494	46,713
License fees	15,669	5,617	11,765	7,860
Other	17,070	7,690	16,455	7,351

	¥447,792	¥224,527	¥427,012	¥267,791

Aggregate amortization expense for the years ended December 31, 2015, 2014 and 2013 was ¥49,568 million, ¥49,741 million and ¥52,015 million, respectively. Estimated amortization expense for intangible assets currently held for the next five years ending December 31 is ¥48,094 million in 2016, ¥38,852 million in 2017, ¥29,155 million in 2018, ¥20,589 million in 2019, and ¥15,736 million in 2020.

Intangible assets not subject to amortization other than goodwill at December 31, 2015 and 2014 were ¥17,943 million and ¥18,067 million, respectively, which primarily consist of in-process research and development recorded from businesses acquired.

For management reporting purposes, goodwill is not allocated to the segments. Goodwill has been allocated to its respective segment for impairment testing.

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2015 and 2014 were as follows:

	Year ended December 31, 2015
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥145,335	¥21,780	¥44,221	¥211,336
Goodwill acquired during the year	10,373	31,367	228,827	270,567
Translation adjustments and other	(13,157)	327	9,870	(2,960)

Balance at end of year	¥142,551	¥53,474	¥282,918	¥478,943

	Year ended December 31, 2014
	Office	Imaging System	Industry and Others	Total
	(Millions of yen)
Balance at beginning of year	¥139,412	¥13,877	¥8,351	¥161,640
Goodwill acquired during the year	3,971	7,424	32,736	44,131
Translation adjustments and other	1,952	479	3,134	5,565

Balance at end of year	¥145,335	¥21,780	¥44,221	¥211,336